Note 22 - (Earnings) Loss Per Share - Schedule of (Earnings) Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Net loss (earnings)	$ 108,138	$ 17,213	$ (24,908)
Weighted average basic number of shares outstanding (in shares)	149,019,020	144,184,481	139,470,950
Basic loss (earnings) per share (in CAD per share)	$ 0.73	$ 0.12	$ (0.18)
Weighted average diluted number of shares outstanding (in shares)	149,019,020	144,184,481	139,481,236
Diluted loss (earnings) per share (in CAD per share)	$ 0.73	$ 0.12	$ (0.18)